Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Deferred revenue	$ 187	$ 646
Deferred revenue current	$ 187	$ 646
Deposits rate	8.33%
Tax benefit largest amount	50.00%